Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (2.0%)
Comcast Corp. Class A	27,928,498	1,110,437
Activision Blizzard Inc.	4,770,112	360,620
John Wiley & Sons Inc. Class A	267,333	13,605
		1,484,662
Consumer Discretionary (9.4%)
Home Depot Inc.	6,464,185	1,941,841
McDonald's Corp.	4,576,692	1,140,328
NIKE Inc. Class B	7,826,328	975,943
Lowe's Cos. Inc.	4,241,015	838,576
Target Corp.	2,989,187	683,478
Starbucks Corp.	7,228,254	539,517
Tractor Supply Co.	697,033	140,417
Best Buy Co. Inc.	1,355,714	121,919
Genuine Parts Co.	872,252	113,436
VF Corp.	1,996,473	103,817
Pool Corp.	245,432	99,454
Whirlpool Corp.	371,992	67,524
Service Corp. International	1,010,175	66,277
Williams-Sonoma Inc.	455,385	59,419
Lithia Motors Inc. Class A	185,393	52,490
Churchill Downs Inc.	210,918	42,804
Gentex Corp.	1,448,925	42,526
Polaris Inc.	349,185	33,152
Thor Industries Inc.	339,979	26,025
Monro Inc.	205,637	9,404
Dillard's Inc. Class A	26,720	8,118
Aaron's Co. Inc.	192,682	3,956
		7,110,421
Consumer Staples (13.9%)
Procter & Gamble Co.	14,822,165	2,379,699
Coca-Cola Co.	23,811,827	1,538,482
PepsiCo Inc.	8,469,089	1,454,227
Costco Wholesale Corp.	2,706,287	1,438,987
Walmart Inc.	8,710,991	1,332,694
Colgate-Palmolive Co.	5,163,469	397,845
Archer-Daniels-Midland Co.	3,426,177	306,848
Sysco Corp.	3,139,776	268,388
Hershey Co.	890,589	201,068
Kroger Co.	3,144,270	169,665
Tyson Foods Inc. Class A	1,804,398	168,098
McCormick & Co. Inc.	1,527,409	153,612
Church & Dwight Co. Inc.	1,495,479	145,899

	Shares	Market Value ($000)
Clorox Co.	752,279	107,929
J M Smucker Co.	663,759	90,888
Hormel Foods Corp.	1,728,683	90,566
Brown-Forman Corp. Class B	1,119,644	75,509
Casey's General Stores Inc.	227,318	45,759
Ingredion Inc.	407,892	34,716
Lancaster Colony Corp.	120,561	18,709
WD-40 Co.	83,988	15,452
J & J Snack Foods Corp.	91,524	13,701
Nu Skin Enterprises Inc. Class A	305,243	13,016
Andersons Inc.	189,784	9,533
SpartanNash Co.	219,805	7,535
Tootsie Roll Industries Inc.	107,129	3,753
		10,482,578
Energy (0.1%)
Texas Pacific Land Corp.	37,995	51,924
Financials (14.4%)
JPMorgan Chase & Co.	18,100,821	2,160,514
S&P Global Inc.	2,169,322	816,750
Goldman Sachs Group Inc.	2,079,299	635,205
BlackRock Inc.	874,707	546,412
Chubb Ltd.	2,638,497	544,718
Marsh & McLennan Cos. Inc.	3,092,965	500,132
CME Group Inc.	2,200,861	482,737
PNC Financial Services Group Inc.	2,589,190	430,064
Truist Financial Corp.	8,180,133	395,509
Aon plc Class A (XNYS)	1,349,803	388,730
Moody's Corp.	990,407	313,444
Travelers Cos. Inc.	1,506,696	257,735
Allstate Corp.	1,755,437	222,133
Arthur J Gallagher & Co.	1,269,429	213,886
Aflac Inc.	3,727,365	213,504
Discover Financial Services	1,794,933	201,858
Bank of New York Mellon Corp.	4,653,080	195,709
Ameriprise Financial Inc.	685,298	181,940
T Rowe Price Group Inc.	1,376,391	169,351
Fifth Third Bancorp	4,186,118	157,105
State Street Corp.	2,239,209	149,960
Cincinnati Financial Corp.	917,788	112,576
Raymond James Financial Inc.	1,134,256	110,545
FactSet Research Systems Inc.	230,499	93,004
Brown & Brown Inc.	1,435,187	88,953
W R Berkley Corp.	1,281,762	85,224
Cboe Global Markets Inc.	653,044	73,781
Assurant Inc.	348,919	63,461
Lincoln National Corp.	1,040,124	62,563
MarketAxess Holdings Inc.	232,866	61,386
American Financial Group Inc.	405,177	56,109
Globe Life Inc.	569,007	55,808
Commerce Bancshares Inc.	679,909	46,485
Cullen/Frost Bankers Inc.	347,106	45,919
Reinsurance Group of America Inc.	414,020	44,433
RenaissanceRe Holdings Ltd.	281,746	40,436
Prosperity Bancshares Inc.	564,376	36,899
Morningstar Inc.	145,142	36,754
SouthState Corp.	474,134	36,717
SEI Investments Co.	649,288	36,178

		Shares	Market Value ($000)
	Hanover Insurance Group Inc.	218,114	32,024
	First Financial Bankshares Inc.	785,223	31,393
	Primerica Inc.	241,869	31,337
	Bank OZK	740,030	28,432
	RLI Corp.	244,058	28,013
	Axis Capital Holdings Ltd.	472,604	27,094
	Evercore Inc. Class A	238,863	25,260
	Erie Indemnity Co. Class A	152,920	24,510
	UMB Financial Corp.	263,423	23,756
	Assured Guaranty Ltd.	426,432	23,518
	Independent Bank Corp. (XNGS)	291,083	22,460
	Community Bank System Inc.	330,649	21,294
	Home BancShares Inc.	924,116	19,979
	American Equity Investment Life Holding Co.	504,689	19,037
	Simmons First National Corp. Class A	787,738	18,803
	Atlantic Union Bankshares Corp.	463,622	15,661
	BOK Financial Corp.	184,905	15,334
	First Merchants Corp.	349,654	13,703
	International Bancshares Corp.	326,413	12,988
	Cohen & Steers Inc.	154,266	11,985
	Lakeland Financial Corp.	154,466	11,248
	Towne Bank	405,451	11,178
	Sandy Spring Bancorp Inc.	279,208	10,965
	Horace Mann Educators Corp.	254,688	10,149
	Westamerica BanCorp.	165,108	9,728
	BancFirst Corp.	115,469	9,440
	Stock Yards Bancorp Inc.	150,305	7,858
	Southside Bancshares Inc.	198,505	7,779
	Federal Agricultural Mortgage Corp. Class C	56,538	5,791
	Lakeland Bancorp Inc.	381,572	5,735
	Tompkins Financial Corp.	72,785	5,313
	1st Source Corp.	105,265	4,555
	Horizon Bancorp Inc.	239,844	4,193
	Bank of Marin Bancorp	97,726	3,055
	First Financial Corp.	69,000	2,941
	Southern Missouri Bancorp Inc.	46,359	1,956
			10,923,092
Health Care (15.7%)
	UnitedHealth Group Inc.	5,768,930	2,933,789
	Johnson & Johnson	16,124,510	2,909,829
	Abbott Laboratories	10,831,639	1,229,391
	Bristol-Myers Squibb Co.	13,594,300	1,023,243
	Medtronic plc	8,242,678	860,206
	Anthem Inc.	1,486,647	746,193
	Stryker Corp.	2,056,747	496,211
	Becton Dickinson and Co.	1,758,617	434,712
	Humana Inc.	787,497	350,090
	McKesson Corp.	935,200	289,547
	West Pharmaceutical Services Inc.	453,627	142,920
	AmerisourceBergen Corp. Class A	916,436	138,648
	STERIS plc	612,579	137,248
	Quest Diagnostics Inc.	750,814	100,489
	Chemed Corp.	94,358	46,367
	Perrigo Co. plc	819,457	28,107
	Ensign Group Inc.	321,740	25,845
*	Embecta Corp.	351,584	10,699
	National HealthCare Corp.	81,144	5,523
	Atrion Corp.	8,508	5,331

	Shares	Market Value ($000)
LeMaitre Vascular Inc.	117,843	5,092
		11,919,480
Industrials (12.9%)
Union Pacific Corp.	3,937,578	922,535
Honeywell International Inc.	4,216,290	815,894
United Parcel Service Inc. Class B	4,466,316	803,847
Caterpillar Inc.	3,313,394	697,602
Lockheed Martin Corp.	1,503,716	649,786
CSX Corp.	13,588,007	466,612
Northrop Grumman Corp.	912,574	400,985
Waste Management Inc.	2,358,138	387,772
Eaton Corp. plc	2,440,720	353,953
Illinois Tool Works Inc.	1,748,935	344,733
General Dynamics Corp.	1,419,515	335,758
Emerson Electric Co.	3,660,497	330,104
L3Harris Technologies Inc.	1,201,730	279,114
Cintas Corp.	538,188	213,800
Fastenal Co.	3,523,361	194,877
Rockwell Automation Inc.	710,301	179,472
Republic Services Inc. Class A	1,281,736	172,099
Cummins Inc.	876,086	165,747
WW Grainger Inc.	265,099	132,557
Stanley Black & Decker Inc.	998,457	119,965
Dover Corp.	881,993	117,570
Expeditors International of Washington Inc.	1,037,627	102,798
Xylem Inc.	1,103,818	88,857
IDEX Corp.	465,728	88,404
JB Hunt Transport Services Inc.	514,584	87,917
CH Robinson Worldwide Inc.	796,100	84,506
Carlisle Cos. Inc.	320,207	83,049
Nordson Corp.	330,993	71,392
Snap-on Inc.	329,087	69,928
Robert Half International Inc.	681,770	67,025
Hubbell Inc. Class B	333,296	65,113
Graco Inc.	1,041,411	64,588
Allegion plc	549,339	62,756
HEICO Corp. Class A	459,986	53,653
Regal Rexnord Corp.	414,940	52,797
Toro Co.	651,994	52,244
Pentair plc	1,013,499	51,435
Lincoln Electric Holdings Inc.	361,897	48,758
A O Smith Corp.	815,653	47,659
Lennox International Inc.	206,120	43,943
Donaldson Co. Inc.	757,660	37,156
HEICO Corp.	256,852	36,275
MDU Resources Group Inc.	1,246,399	32,107
ManpowerGroup Inc.	332,268	29,970
MSA Safety Inc.	223,524	26,977
Applied Industrial Technologies Inc.	236,166	24,724
Insperity Inc.	219,380	23,265
Ryder System Inc.	328,066	22,932
GATX Corp.	217,776	22,516
ABM Industries Inc.	412,031	19,889
Hillenbrand Inc.	447,876	18,282
Franklin Electric Co. Inc.	237,002	16,576
Trinity Industries Inc.	501,369	13,908
Brady Corp. Class A	297,952	13,333
McGrath RentCorp.	147,400	12,302

	Shares	Market Value ($000)
Lindsay Corp.	66,927	9,045
Tennant Co.	114,410	7,389
Standex International Corp.	75,244	7,076
Apogee Enterprises Inc.	154,991	6,820
Matthews International Corp. Class A	194,559	5,800
Griffon Corp.	291,874	5,461
Gorman-Rupp Co.	139,853	4,456
Douglas Dynamics Inc.	138,092	4,275
		9,772,138
Information Technology (23.4%)
Microsoft Corp.	10,586,350	2,937,924
Visa Inc. Class A	9,826,574	2,094,338
Mastercard Inc. Class A	5,313,366	1,930,771
Broadcom Inc.	2,520,917	1,397,571
Cisco Systems Inc.	25,830,550	1,265,180
Accenture plc Class A	3,869,160	1,162,141
Texas Instruments Inc.	5,657,291	963,154
QUALCOMM Inc.	6,860,848	958,392
Intuit Inc.	1,734,302	726,239
Oracle Corp.	9,879,042	725,122
Automatic Data Processing Inc.	2,581,293	563,186
Analog Devices Inc.	3,291,006	508,065
Roper Technologies Inc.	645,990	303,564
KLA Corp.	928,770	296,519
Amphenol Corp. Class A	3,667,741	262,243
HP Inc.	7,060,609	258,630
TE Connectivity Ltd.	1,998,705	249,398
Paychex Inc.	1,965,731	249,117
Microchip Technology Inc.	3,398,063	221,554
Motorola Solutions Inc.	1,033,986	220,952
Corning Inc.	4,704,059	165,536
Broadridge Financial Solutions Inc.	714,110	102,925
Jack Henry & Associates Inc.	453,528	85,980
Littelfuse Inc.	150,992	34,615
Badger Meter Inc.	179,087	14,451
Cass Information Systems Inc.	71,139	2,754
		17,700,321
Materials (4.8%)
Linde plc	3,139,350	979,352
Sherwin-Williams Co.	1,477,156	406,159
Air Products and Chemicals Inc.	1,355,585	317,302
Nucor Corp.	1,750,176	270,892
Ecolab Inc.	1,526,899	258,565
International Flavors & Fragrances Inc.	1,558,712	189,072
PPG Industries Inc.	1,453,865	186,080
Albemarle Corp.	716,251	138,115
Celanese Corp. Class A	666,630	97,954
Packaging Corp. of America	581,653	93,745
Avery Dennison Corp.	507,090	91,580
Eastman Chemical Co.	823,114	84,509
Reliance Steel & Aluminum Co.	383,789	76,086
RPM International Inc.	794,380	65,854
Royal Gold Inc.	401,877	52,437
AptarGroup Inc.	403,282	46,309
Sonoco Products Co.	602,544	37,303
Ashland Global Holdings Inc.	346,014	36,321
Avient Corp.	558,606	27,506

		Shares	Market Value ($000)
	Scotts Miracle-Gro Co.	249,455	25,926
	Westlake Corp.	203,168	25,711
	Balchem Corp.	198,340	24,435
	Silgan Holdings Inc.	514,490	22,828
	Cabot Corp.	346,389	22,810
	Sensient Technologies Corp.	257,585	21,792
	HB Fuller Co.	320,130	21,353
	Quaker Chemical Corp.	82,230	13,380
	Stepan Co.	130,091	13,283
	Worthington Industries Inc.	198,534	9,444
	Hawkins Inc.	113,816	4,243
			3,660,346
Utilities (3.1%)
	NextEra Energy Inc.	12,017,141	853,457
	Xcel Energy Inc.	3,299,056	241,689
	WEC Energy Group Inc.	1,932,436	193,340
	Eversource Energy	2,105,956	184,061
	American Water Works Co. Inc.	1,112,062	171,347
	DTE Energy Co.	1,187,273	155,580
	CMS Energy Corp.	1,774,166	121,867
	Atmos Energy Corp.	811,295	92,001
	Alliant Energy Corp.	1,533,879	90,207
	Essential Utilities Inc.	1,409,442	63,087
	National Fuel Gas Co.	557,158	39,074
	IDACORP Inc.	308,740	32,473
	ONE Gas Inc.	328,977	27,756
	New Jersey Resources Corp.	592,328	25,565
	American States Water Co.	225,030	17,701
	MGE Energy Inc.	221,349	17,236
	California Water Service Group	319,540	16,575
	Chesapeake Utilities Corp.	107,441	13,448
	SJW Group	169,240	9,985
	Middlesex Water Co.	107,326	9,547
	York Water Co.	80,539	3,115
			2,379,111
Total Common Stocks (Cost $57,050,860)			75,484,073
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 0.409% (Cost $145,535)	1,455,609	145,546
Total Investments (99.9%) (Cost $57,196,395)			75,629,619
Other Assets and Liabilities—Net (0.1%)			83,370
Net Assets (100%)			75,712,989
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	379	78,216	(7,623)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/23	GSI	57,820	(0.330)	—	(3,866)
Visa Inc. Class A	8/31/22	BANA	94,843	(0.220)	—	(16)
					—	(3,882)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	75,484,073	—	—	75,484,073
Temporary Cash Investments	145,546	—	—	145,546
Total	75,629,619	—	—	75,629,619
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	7,623	—	—	7,623
Swap Contracts	—	3,882	—	3,882
Total	7,623	3,882	—	11,505
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.